ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	1 Months Ended			1 Months Ended		0 Months Ended
	Oct. 31, 2012	Dec. 31, 2013	Nov. 30, 2012	Nov. 30, 2012 Common Stock	Nov. 30, 2012 American Depositary Share	Nov. 09, 2012 VanceInfo	Nov. 09, 2012 VanceInfo VanceInfo shareholders
ORGANIZATION AND PRINCIPAL ACTIVITIES
Ownership percentage in the combined company						50.00%	50.00%
Share exchange ratio				1	1
Number of ordinary share represented by each American Depository Share	19	1	1
Common share consolidation ratio	13.9482